LEASES - Summary of Operating Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 317	$ 340	$ 355
Long-term (fixed)
Lessee, Lease, Description [Line Items]
Operating lease expense	205	225	220
Long-term (variable)
Lessee, Lease, Description [Line Items]
Operating lease expense	49	53	38
Short-term
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 63	$ 62	$ 97